UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number        811-4915

                          DNP Select Income Fund Inc.

(Exact name of registrant as specified in charter)

  200 South Wacker Drive, Suite 500, Chicago, Illinois             60606

(Address of principal executive offices)                 (Zip code)

Alan M. Meder	Lawrence R. Hamilton, Esq.
DNP Select Income Fund Inc.	Mayer Brown LLP
200 South Wacker Drive, Suite 500	71 South Wacker Drive
Chicago, Illinois 60606	Chicago, Illinois 60606

(Name and address of agents for service)

Registrant’s telephone number, including area code:        (312) 263-2610

Date of fiscal year end:      October 31

Date of reporting period:      January 31, 2019

Item 1.           Schedule of Investments.

                       See the Statement of Net Assets below.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS
January 31, 2019
(Unaudited)

Shares	Description	Value

COMMON STOCKS & MLP INTERESTS--118.2%

	ELECTRIC, GAS AND WATER--82.6%
2,416,240	Alliant Energy Corp.(a)	$ 107,450,193
1,538,000	Ameren Corp.(a)	106,644,920
1,106,000	American Electric Power Co., Inc.(a)	87,506,720
1,000,000	American Water Works Co.(a)	95,670,000
732,000	Atmos Energy Corp.(a)(b)	71,465,160
3,071,300	CenterPoint Energy, Inc.(a)(b)	94,964,596
2,131,500	CMS Energy Corp.(a)	111,136,410
1,147,000	Dominion Energy, Inc.(a)(b)	80,565,280
955,000	DTE Energy Co.(a)	112,451,250
1,000,000	Edison International(a)	56,970,000
1,296,855	Emera Inc. (Canada)	45,423,993
1,592,441	Evergy, Inc.(a)	91,278,718
1,568,900	Eversource Energy(a)(b)	108,897,349
567,700	NextEra Energy, Inc.(a)	101,606,946
1,010,250	Nextera Energy Partners, LP	40,571,640
2,655,000	NiSource Inc.(a)(b)	72,428,400
800,000	Northwest Natural Holding Co.	50,080,000
2,300,000	OGE Energy Corp.(a)(b)	94,185,000
576,000	ONE Gas, Inc.	47,318,400
1,000,000	Pinnacle West Capital Corp.(a)	88,120,000
1,800,000	Public Service Enterprise Group Inc.(a)(b)	98,190,000
900,000	Sempra Energy(a)(b)	105,282,000
1,500,000	South Jersey Industries, Inc.	44,670,000
2,000,000	Southern Co.(a)	97,200,000
903,000	Spire Inc.	71,671,110
1,500,000	WEC Energy Group, Inc.(a)	109,545,000
2,000,000	Xcel Energy Inc.(a)	104,720,000
		2,296,013,085

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS — (Continued)
January 31, 2019
(Unaudited)

Shares	Description	Value

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--21.0%
184,729	Andeavor Logistics LP	$ 6,629,924
595,765	Antero Midstream GP LP	7,995,166
435,000	Antero Midstream Partners LP	10,957,650
325,000	Cheniere Energy Partners, LP	13,208,000
431,000	DCP Midstream LP	14,451,430
1,558,145	Enbridge Inc. (Canada)	57,059,270
2,579,062	Energy Transfer Equity LP	37,938,002
1,184,500	EnLink Midstream, LLC	12,887,360
1,336,000	Enterprise Products Partners LP	36,967,120
115,000	EQM Midstream Partners, LP	5,262,400
505,000	GasLog Partners LP (Marshall Islands)	11,458,450
1,835,026	Kinder Morgan, Inc.(a)	33,213,971
407,090	Magellan Midstream Partners LP	25,015,681
852,185	MPLX LP	29,928,737
175,444	Noble Midstream Partners LP	5,649,297
312,150	ONEOK, Inc.	20,043,152
717,000	Pembina Pipeline Corp. (Canada)	25,561,517
278,419	Phillips 66 Partners LP	13,648,099
1,118,900	Plains All American Pipeline, LP	25,477,353
530,625	Shell Midstream Partners LP	10,782,300
953,305	Tallgrass Energy, LP	22,717,258
590,120	Targa Resources Corp.	25,381,061
1,375,500	TransCanada Corp. (Canada)(a)	58,486,260
672,020	Westlake Chemical Partners LP	15,362,377
332,000	Western Gas Partners LP	16,055,520
1,538,500	The Williams Companies, Inc.	41,431,805
		583,569,160

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS — (Continued)
January 31, 2019
(Unaudited)

Shares	Description	Value

	TELECOMMUNICATIONS--14.6%
289,000	American Tower Corp.	$ 49,950,760
2,129,000	AT&T Inc.(a)	63,997,740
951,515	BCE Inc. (Canada)(a)	41,390,903
800,000	CenturyLink Inc.	12,256,000
690,400	Crown Castle International Corp.(a)(b)	80,818,224
1,000,000	Orange SA (France)	15,570,891
1,280,300	Telus Corp. (Canada)	44,863,631
1,502,089	Verizon Communications Inc.(a)(b)	82,705,020
782,200	Vodafone Group Plc ADR (United Kingdom)	14,267,328
		405,820,497
	Total Common Stocks & MLP Interests (Cost $2,458,087,863)	3,285,402,742

Par Value

BONDS--16.3%

	ELECTRIC, GAS AND WATER--8.1%
$ 9,000,000	American Water Capital Corp.
	3.40%, 3/01/25(a)	8,974,489
22,000,000	Arizona Public Service Co.
	6 7/8%, 8/01/36(a)(b)	27,535,099
10,450,000	Atmos Energy Corp.
	8 1/2%, 3/15/19	10,521,782
9,000,000	CMS Energy Corp.(a)
	5.05%, 3/15/22	9,435,389
5,000,000	Connecticut Light & Power Co.
	3.20%, 3/15/27	4,906,065
10,000,000	DPL Capital Trust II
	8 1/8%, 9/01/31	9,794,700
6,400,000	DTE Electric Co.
	3.65%, 3/15/24	6,550,142
4,875,000	DTE Electric Co.
	3.45%, 10/01/20	4,896,547
5,600,000	Edison International
	4 1/8%, 3/15/28	4,919,666
9,500,000	Entergy Louisiana, LLC
	5.40%, 11/01/24	10,520,723
5,000,000	Entergy Louisiana, LLC
	4.44%, 1/15/26	5,149,061
4,000,000	Entergy Texas, Inc.
	4.00%, 3/30/29	4,014,098
7,000,000	Eversource Energy
	4 1/4%, 4/01/29	7,310,391
10,000,000	Florida Power & Light Co.
	3 1/4%, 6/01/24	10,065,709
4,000,000	Indiana Michigan Power Co.
	3.20%, 3/15/23	3,995,849

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS — (Continued)
January 31, 2019
(Unaudited)

Par Value	Description	Value

$10,000,000	Interstate Power & Light
	3 1/4%, 12/01/24	$ 9,877,031
6,000,000	Nevada Power Co.
	7 1/8%, 3/15/19	6,028,758
7,000,000	NiSource Finance Corp.
	3.49%, 5/15/27	6,780,636
5,000,000	Ohio Power Co.
	6.60%, 2/15/33	6,301,042
10,345,000	Oncor Electric Delivery Co. LLC
	7.00%, 9/01/22(a)(b)	11,712,749
14,000,000	Progress Energy Inc.
	7.05%, 3/15/19	14,069,008
5,000,000	Public Service Electric
	3.00%, 5/15/25	4,922,703
5,000,000	Public Service New Mexico
	3.85%, 8/01/25	4,988,211
9,000,000	Sempra Energy
	3.55%, 6/15/24	8,795,379
8,000,000	Southern Power Co.
	4.15%, 12/01/25	7,968,083
10,000,000	Virginia Electric & Power Co.
	3.15%, 1/15/26	9,829,763
4,000,000	Wisconsin Energy Corp.
	3.55%, 6/15/25	4,007,917
		223,870,990

	OIL & GAS STORAGE, TRANSPORTATION AND PRODUCTION--4.1%
6,488,000	Energy Transfer Partners
	7.60%, 2/01/24	7,321,319
8,850,000	Energy Transfer Partners
	8 1/4%, 11/15/29	10,890,621
6,000,000	Enterprise Products Operating LP
	5.20%, 9/01/20	6,198,617
6,000,000	Enterprise Products Operating LP
	3.35%, 3/15/23	6,016,189
12,826,000	EQT Corp.
	8 1/8%, 6/01/19	13,001,791
8,030,000	Kinder Morgan, Inc.
	6.85%, 2/15/20	8,316,842
9,000,000	Magellan Midstream Partners, LP
	5.00%, 3/1/26	9,572,198
11,000,000	ONEOK, Inc.
	6.00%, 6/15/35	11,629,237
9,000,000	ONEOK Partners, LP
	8 5/8%, 3/01/19	9,032,753
7,000,000	Phillips 66
	3.90%, 3/15/28	7,032,165
5,000,000	Plains All American Pipeline, LP
	4.65%, 10/15/25	5,078,634
9,210,000	TransCanada PipeLines Ltd. (Canada)
	3 3/4%, 10/16/23	9,388,891
10,000,000	Williams Partners LP
	3.60%, 3/15/22	10,040,879
		113,520,136

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS — (Continued)
January 31, 2019
(Unaudited)

Par Value	Description	Value

	TELECOMMUNICATIONS--3.8%
$ 4,500,000	American Tower Corp.
	5.00%, 2/15/24	$ 4,755,169
5,500,000	American Tower Corp.
	3.00%, 6/15/23	5,376,627
10,000,000	BellSouth Capital Funding Corp.
	7 7/8%, 2/15/30(a)	12,055,375
15,000,000	CenturyLink Inc.
	6 7/8%, 1/15/28	13,722,000
5,900,000	Comcast Corp.
	7.05%, 3/15/33	7,595,133
9,385,000	Crown Castle International Corp.
	4.45%, 2/15/26	9,617,714
15,000,000	Koninklijke KPN NV (Netherlands)
	8 3/8%, 10/01/30(a)(b)	19,726,918
5,000,000	TCI Communications Inc.
	7 1/8%, 2/15/28	6,197,104
15,500,000	Verizon Global Funding Corp.
	7 3/4%, 12/01/30	20,089,209
5,000,000	Vodafone Group Plc (United Kingdom)
	7 7/8%, 2/15/30	6,330,347
		105,465,596
	NON-UTILITY--0.3%
8,000,000	Dayton Hudson Corp.
	9 7/8%, 7/01/20(a)(b)	8,723,329
		8,723,329
	Total Bonds (Cost $448,431,684)	451,580,051

SHORT-TERM INVESTMENT--4.7%

	U.S. TREASURY BILLS--4.7%
132,000,000	2.37%, 2/26/19(c)	131,784,125

	Total Short-Term Investment (Cost $131,785,867)	131,784,125

TOTAL INVESTMENTS--139.2% (Cost $3,038,305,414)		3,868,766,918
Secured borrowings--(14.4)%		(400,000,000)
Secured notes--(10.8)%		(300,000,000)
Mandatory Redeemable Preferred Shares at liquidation value--(15.5)%		(432,000,000)
Other assets less other liabilities--1.5%		43,239,644
NET ASSETS APPLICABLE TO COMMON STOCK--100.0%		$2,780,006,562

The accompanying note is an integral part of this financial statement.

DNP SELECT INCOME FUND INC.
STATEMENT OF NET ASSETS — (Continued)
January 31, 2019
(Unaudited)

(a) All or a portion of this security has been pledged as collateral for borrowings and made available for loan.

(b) All or a portion of this security has been loaned.

(c) Rate shown represents yield-to-maturity.

The percentage shown for each investment category is the total value of that category as a percentage of the net assets applicable to common stock of the Fund.

Note 1. Investment Valuation

The Fund's investments are carried at fair value which is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment.  The three-tier hierarchy of inputs established to classify fair value measurements for disclosure purposes is summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates,

prepayment speeds, credit risks, etc.)

Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in these securities.  For more information about the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements contained in its annual report.  The following is a summary of the inputs used to value each of the Fund's investments at January 31, 2019:

	Level 1	Level 2
Common stocks & MLP interest	$3,285,402,742	-
Bonds	-	$451,580,051
Short-Term Investment	-	131,784,125
Total	$3,285,402,742	$583,364,176

There were no Level 3 priced securities held and there were no transfers into or out of Level 3.

Other information regarding the Fund is available on the Fund's website at www.dpimc.com/dnp or the Securities and Exchange Commission's website at www.sec.gov.

Item 2.    Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on an evaluation of those controls and procedures made as of a date within 90 days of the filing date of this report as required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) under the Securities Exchange Act of 1934.

(b)	There has been no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Exhibit 99.CERT Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	DNP SELECT INCOME FUND INC.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	March 15, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Nathan I. Partain
Nathan I. Partain
President and Chief Executive Officer
(Principal Executive Officer)

Date	March 15, 2019

By (Signature and Title)	/s/ Alan M. Meder
Alan M. Meder
Treasurer and Assistant Secretary
(Principal Financial and Accounting Officer)

Date	March 15, 2019